Cover	Aug. 15, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 15, 2020
Entity Registrant Name	FB FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	TN
Entity File Number	001-37875
Entity Tax Identification Number	62-1216058
Entity Address, Address Line One	211 Commerce Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
City Area Code	615
Local Phone Number	564-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001649749
Amendment Flag	true
Amendment Description	This 8-K/A is the first amendment to the 8-K filed on August 18, 2020, in conjunction with the closing of the Franklin merger. We are amending the 8-K filed on August 18, 2020, to include financial statements and exhibits required to be filed under Item 9.01(a) and (b) within 71 days of the August 18, 2020 filing.